Brumadinho dam failure - De-characterization of other dams in Brazil (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
De-characterization of dams
Provisions.
Provisions	$ 2,155		$ 2,155		$ 2,289
Discount rate applied to cash flow projections	4.40%		4.40%		3.50%
De-characterization of upstream structures
Provisions.
Provision for total expected costs to carry out all de-characterization projects	$ 80	$ 104	$ 193	$ 267